SUPPLEMENT DATED FEBRUARY 11, 2025
TO

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding changes to a Fund that is available under your Policy.

Effective the date of the 2025 fund prospectus, the name of the following Fund will be changed:

Current Name	New Name

Invesco V.I. Capital Appreciation Fund	Invesco V.I. Discovery Large Cap Fund

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.